UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Global High Income Bond Fund

Investor Class (RPIHX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$661,835
Number of Portfolio Holdings	300

Portfolio Turnover Rate	30.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.2%
Bank Loans	8.4
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.3
Common Stocks	0.1
Convertible Bonds	0.0
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	1.8%
Jerrold Finco	1.5
Maxam Prill	1.5
CCO Holdings	1.3
Iliad Holding	1.1
Gruenenthal	1.1
IMA Industria Macchine Automatiche	1.1
CSC Holdings	1.0
Cirsa Finance International	1.0
IPD 3	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F36-053 8/25

Global High Income Bond Fund

Investor Class (RPIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Global High Income Bond Fund

Advisor Class (PAIHX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$49	0.96%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$661,835
Number of Portfolio Holdings	300

Portfolio Turnover Rate	30.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.2%
Bank Loans	8.4
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.3
Common Stocks	0.1
Convertible Bonds	0.0
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	1.8%
Jerrold Finco	1.5
Maxam Prill	1.5
CCO Holdings	1.3
Iliad Holding	1.1
Gruenenthal	1.1
IMA Industria Macchine Automatiche	1.1
CSC Holdings	1.0
Cirsa Finance International	1.0
IPD 3	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F236-053 8/25

Global High Income Bond Fund

Advisor Class (PAIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Global High Income Bond Fund

I Class (RPOIX)

This semi-annual shareholder report contains important information about Global High Income Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$30	0.60%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$661,835
Number of Portfolio Holdings	300

Portfolio Turnover Rate	30.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.2%
Bank Loans	8.4
Municipal Securities	0.5
Preferred Stocks	0.3
Convertible Preferred Stocks	0.3
Common Stocks	0.1
Convertible Bonds	0.0
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	1.8%
Jerrold Finco	1.5
Maxam Prill	1.5
CCO Holdings	1.3
Iliad Holding	1.1
Gruenenthal	1.1
IMA Industria Macchine Automatiche	1.1
CSC Holdings	1.0
Cirsa Finance International	1.0
IPD 3	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F536-053 8/25

Global High Income Bond Fund

I Class (RPOIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund
PAIHX Global High Income
Bond Fund–
.
Advisor Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .94 $ 10 .17 $ 10 .17
Investment
activities
Net investment
income
(1)(2)
0 .28 0 .57 0 .55 0 .48 0 .47 0 .54
Net realized and
unrealized gain/
loss 0 .12 0 .13 0 .52 ( 1 .64 ) ( 0 .16 ) 0 .01
(3)
Total from
investment
activities 0 .40 0 .70 1 .07 ( 1 .16 ) 0 .31 0 .55
Distributions
Net investment
income ( 0 .28 ) ( 0 .57 ) ( 0 .44 ) ( 0 .49 ) ( 0 .46 ) ( 0 .55 )
Net realized gain — — — ( 0 .32 ) ( 0 .08 ) —
Tax return of
capital — — ( 0 .11 ) — — —
Total distributions ( 0 .28 ) ( 0 .57 ) ( 0 .55 ) ( 0 .81 ) ( 0 .54 ) ( 0 .55 )
NET ASSET
VALUE
End of period $ 8 .74 $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .94 $ 10 .17

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .68% 8 .51% 13 .93% ( 11 .83 ) % 3 .05% 5 .86%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .82%
(5)
0 .86% 0 .94% 0 .96% 0 .90% 0 .94%
Net expenses
after waivers/
payments by
Price Associates 0 .75%
(5)
0 .75% 0 .76% 0 .75% 0 .78% 0 .79%
Net investment
income 6 .52%
(5)
6 .67% 6 .76% 5 .46% 4 .61% 5 .62%
Portfolio turnover
rate 30 .8% 45 .6% 51 .7% 45 .2% 63 .2% 81 .8%
Net assets, end
of period (in
thousands) $145,632 $124,932 $57,997 $56,170 $122,550 $116,743
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .95 $ 10 .18 $ 10 .18
Investment
activities
Net investment
income
(1)(2)
0 .27 0 .55 0 .53 0 .46 0 .45 0 .52
Net realized and
unrealized gain/
loss 0 .13 0 .13 0 .52 ( 1 .65 ) ( 0 .16 ) 0 .01
(3)
Total from
investment
activities 0 .40 0 .68 1 .05 ( 1 .19 ) 0 .29 0 .53
Distributions
Net investment
income ( 0 .27 ) ( 0 .55 ) ( 0 .43 ) ( 0 .47 ) ( 0 .44 ) ( 0 .53 )
Net realized gain — — — ( 0 .32 ) ( 0 .08 ) —
Tax return of
capital — — ( 0 .10 ) — — —
Total distributions ( 0 .27 ) ( 0 .55 ) ( 0 .53 ) ( 0 .79 ) ( 0 .52 ) ( 0 .53 )
NET ASSET
VALUE
End of period $ 8 .75 $ 8 .62 $ 8 .49 $ 7 .97 $ 9 .95 $ 10 .18

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .69% 8 .28% 13 .69% ( 12 .11 ) % 2 .84% 5 .64%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2 .04%
(5)
1 .59% 1 .28% 1 .25% 1 .24% 1 .25%
Net expenses
after waivers/
payments by
Price Associates 0 .96%
(5)
0 .96% 0 .97% 0 .96% 0 .99% 1 .00%
Net investment
income 6 .30%
(5)
6 .47% 6 .54% 5 .26% 4 .41% 5 .42%
Portfolio turnover
rate 30 .8% 45 .6% 51 .7% 45 .2% 63 .2% 81 .8%
Net assets, end
of period (in
thousands) $149 $272 $321 $331 $614 $831
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8 .61 $ 8 .48 $ 7 .96 $ 9 .94 $ 10 .16 $ 10 .16
Investment
activities
Net investment
income
(1)(2)
0 .28 0 .58 0 .56 0 .50 0 .48 0 .55
Net realized and
unrealized gain/
loss 0 .12 0 .13 0 .52 ( 1 .66 ) ( 0 .14 ) 0 .01
(3)
Total from
investment
activities 0 .40 0 .71 1 .08 ( 1 .16 ) 0 .34 0 .56
Distributions
Net investment
income ( 0 .28 ) ( 0 .58 ) ( 0 .45 ) ( 0 .50 ) ( 0 .48 ) ( 0 .56 )
Net realized gain — — — ( 0 .32 ) ( 0 .08 ) —
Tax return of
capital — — ( 0 .11 ) — — —
Total distributions ( 0 .28 ) ( 0 .58 ) ( 0 .56 ) ( 0 .82 ) ( 0 .56 ) ( 0 .56 )
NET ASSET
VALUE
End of period $ 8 .73 $ 8 .61 $ 8 .48 $ 7 .96 $ 9 .94 $ 10 .16

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4 .75% 8 .67% 14 .10% ( 11 .81 ) % 3 .32% 6 .02%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .62%
(5)
0 .65% 0 .69% 0 .69% 0 .72% 0 .77%
Net expenses
after waivers/
payments by
Price Associates 0 .60%
(5)
0 .61% 0 .61% 0 .61% 0 .62% 0 .64%
Net investment
income 6 .67%
(5)
6 .79% 6 .92% 5 .72% 4 .74% 5 .74%
Portfolio turnover
rate 30 .8% 45 .6% 51 .7% 45 .2% 63 .2% 81 .8%
Net assets, end
of period (in
thousands) $516,054 $454,651 $242,717 $203,565 $167,274 $87,283
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global High Income Bond Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Corporate Bonds 0.6%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 4,130,000 4,210
Total Argentina (Cost $4,076) 4,210
AUSTRIA 0.6%
Corporate Bonds 0.6%
Benteler International, 7.25%, 6/15/31 (1) 3,255,000 3,950
Total Austria (Cost $3,752) 3,950
BRAZIL 4.0%
Corporate Bonds 4.0%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 2,580,000 2,742
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD) (1) 1,460,000 1,259
CSN Resources, 8.875%, 12/5/30 (USD) (1) 4,000,000 3,966
CSN Resources, 8.875%, 12/5/30 (USD)  1,810,000 1,795
FS Luxembourg, 8.625%, 6/25/33 (USD) (1) 1,550,000 1,531
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 2,073,000 2,128
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,244
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 1,026
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 3,515,000 3,300
Klabin Austria, 3.20%, 1/12/31 (USD)  5,320,000 4,750
Usiminas International, 7.50%, 1/27/32 (USD) (1) 2,870,000 2,938
Total Brazil (Cost $26,701) 26,679
CANADA 2.2%
Common Stocks 0.1%
Bausch + Lomb (USD) (2) 56,100 730
730
Corporate Bonds 2.1%
Husky Injection Molding Systems, 9.00%, 2/15/29 (USD) (1) 2,830,000 2,943
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 3,275,000 3,468
Rogers Communications, VR, 7.00%, 4/15/55 (USD) (3) 1,520,000 1,550

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Rogers Communications, VR, 7.125%, 4/15/55 (USD) (3) 3,030,000 3,060
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (1)(3) 195,000 201
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (1)(3) 2,555,000 2,651
13,873
Total Canada (Cost $14,715) 14,603
CHILE 2.7%
Corporate Bonds 2.7%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 3,100,000 3,213
Agrosuper, 4.60%, 1/20/32 (USD) (1) 4,400,000 4,111
Agrosuper, 4.60%, 1/20/32 (USD)  695,000 649
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 4,100,000 4,163
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(3)(4) 1,780,000 1,787
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(3)(4) 3,420,000 3,611
Total Chile (Cost $17,324) 17,534
COLOMBIA 1.9%
Corporate Bonds 1.9%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 3,240,000 3,308
Bancolombia, VR, 8.625%, 12/24/34 (USD) (3) 2,945,000 3,099
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,112
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 605
Ecopetrol, 8.375%, 1/19/36 (USD)  2,630,000 2,539
Ecopetrol, 8.875%, 1/13/33 (USD)  2,085,000 2,152
Total Colombia (Cost $12,778) 12,815
FRANCE 5.0%
Corporate Bonds 5.0%
Altice France, 4.25%, 10/15/29 (1)(2) 480,000 473
Altice France, 5.875%, 2/1/27  1,460,000 1,546
Banijay Entertainment, 7.00%, 5/1/29  2,127,000 2,616
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,056
Forvia, 5.50%, 6/15/31  1,050,000 1,218
Forvia, 5.625%, 6/15/30 (1) 770,000 907
Iliad Holding, 5.375%, 4/15/30 (1) 2,690,000 3,251
Iliad Holding, 5.375%, 4/15/30  860,000 1,039
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 2,895,000 3,083

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IPD 3, 5.50%, 6/15/31 (1) 3,140,000 3,748
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.35%, 6/15/31 (1) 853,000 1,003
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.35%, 6/15/31  1,695,000 1,992
Loxam, 4.25%, 2/15/30 (1) 3,220,000 3,834
Opal Bidco, 5.50%, 3/31/32 (1) 3,305,000 3,965
Picard Groupe, 6.375%, 7/1/29 (1) 1,470,000 1,802
Picard Groupe, 6.375%, 7/1/29  1,375,000 1,686
Total France (Cost $30,642) 33,219
GERMANY 3.3%
Corporate Bonds 3.3%
Gruenenthal, 4.625%, 11/15/31 (1) 5,980,000 7,085
ProGroup, 5.375%, 4/15/31 (1) 2,515,000 2,931
ProGroup, 5.375%, 4/15/31  950,000 1,107
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 854
TK Elevator Holdco, 6.625%, 7/15/28  1,120,500 1,321
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,985,000 1,975
TUI Cruises, 5.00%, 5/15/30 (1) 2,970,000 3,517
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,525
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,735
Total Germany (Cost $20,314) 22,050
GREECE 0.1%
Corporate Bonds 0.1%
United Group, 3.625%, 2/15/28  420,000 484
Total Greece (Cost $454) 484
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,129
CT Trust, 5.125%, 2/3/32 (USD)  905,000 844
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,520,000 1,562
Total Guatemala (Cost $3,571) 3,535
INDIA 0.6%
Corporate Bonds 0.6%
Greenko Power II, 4.30%, 12/13/28 (USD)  4,015,412 3,781
Total India (Cost $3,685) 3,781

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 0.8%
Corporate Bonds 0.8%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 879
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  612,000 815
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  2,525,000 3,550
Total Israel (Cost $4,585) 5,244
ITALY 1.9%
Corporate Bonds 1.9%
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  2,265,000 2,641
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 6.029%, 4/15/29 (1) 2,050,000 2,424
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 6.029%, 4/15/29  1,630,000 1,928
Itelyum Regeneration, 5.75%, 4/15/30 (1) 4,745,000 5,634
Total Italy (Cost $11,497) 12,627
JAPAN 0.3%
Corporate Bonds 0.3%
Nissan Motor, 4.81%, 9/17/30 (USD) (1) 2,340,000 2,147
Total Japan (Cost $2,241) 2,147
LUXEMBOURG 2.5%
Corporate Bonds 2.5%
Albion Financing 1, 5.375%, 5/21/30 (1) 2,850,000 3,428
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,504
LHMC Finco 2, 8.625%, 5/15/30, (8.625% Cash or 9.375%
PIK) (1)(5) 1,240,000 1,517
Maxam Prill, 7.75%, 7/15/30 (USD) (1) 9,885,000 9,897
Total Luxembourg (Cost $16,281) 16,346

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MADAGASCAR 0.9%
Corporate Bonds 0.9%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 5,740,000 5,717
Total Madagascar (Cost $5,710) 5,717
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,710,000 2,751
Axian Telecom, 7.375%, 2/16/27 (USD)  3,000,000 3,045
Total Mauritius (Cost $5,667) 5,796
MEXICO 3.9%
Corporate Bonds 3.9%
Banco Mercantil del Norte, VR, 8.375% (USD) (3)(4) 4,540,000 4,712
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (3) 1,785,000 1,755
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(3) 2,850,000 2,948
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(3) 730,000 773
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 627
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,459
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  4,185,000 4,098
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  625,000 453
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  5,145,000 4,050
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 3,710,000 3,876
Total Mexico (Cost $25,739) 25,751
MOROCCO 0.6%
Corporate Bonds 0.6%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  4,025,000 3,953
Total Morocco (Cost $3,899) 3,953
NETHERLANDS 0.9%
Corporate Bonds 0.9%
Trivium Packaging Finance, 6.625%, 7/15/30 (1) 1,810,000 2,200
Ziggo Bond, 3.375%, 2/28/30  3,650,000 3,732

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Total Netherlands (Cost $5,590) 5,932
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 4,715,000 4,827
Total Panama (Cost $4,715) 4,827
ROMANIA 0.5%
Corporate Bonds 0.5%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 2,770,000 3,398
Total Romania (Cost $3,097) 3,398
SLOVENIA 0.8%
Corporate Bonds 0.8%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 846,223 1,008
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (5) 3,431,158 4,088
Total Slovenia (Cost $4,713) 5,096
SPAIN 1.0%
Corporate Bonds 1.0%
Cirsa Finance International, 4.50%, 3/15/27  685,000 805
Cirsa Finance International, 6.50%, 3/15/29 (1) 875,000 1,078
Cirsa Finance International, 6.50%, 3/15/29  2,395,000 2,952
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,532
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 390
Total Spain (Cost $6,040) 6,757
SWEDEN 0.9%
Corporate Bonds 0.9%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 2,114
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 287
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 635
Verisure Midholding, 5.25%, 2/15/29 (EUR)  2,485,000 2,942
Total Sweden (Cost $5,364) 5,978

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.8%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 190
190
Corporate Bonds 0.8%
HTA Group, 7.50%, 6/4/29 (USD) (1) 4,910,000 5,043
5,043
Total Tanzania (Cost $5,152) 5,233
UNITED KINGDOM 10.3%
Corporate Bonds 10.3%
Barclays, VR, 7.625% (USD) (3)(4) 2,500,000 2,516
Belron U.K. Finance, 4.625%, 10/15/29 (EUR) (1) 3,370,000 4,050
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (5) 385,000 522
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,611
Deuce Finco, 5.50%, 6/15/27  2,960,000 4,023
eG Global Finance, 12.00%, 11/30/28 (USD) (1) 2,350,000 2,598
Flutter Treasury DAC, 6.375%, 4/29/29 (USD) (1) 5,500,000 5,656
Iceland Bondco, 4.375%, 5/15/28  530,000 676
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 596
Iceland Bondco, 10.875%, 12/15/27  2,845,000 4,136
INEOS Finance, 6.375%, 4/15/29 (EUR) (1) 1,915,000 2,281
INEOS Finance, 6.375%, 4/15/29 (EUR)  725,000 864
Jerrold Finco, 7.50%, 6/15/31 (1) 7,155,000 9,909
Kane Bidco, 5.00%, 2/15/27 (EUR)  2,665,000 3,164
Miller Homes Group Finco, 7.00%, 5/15/29  3,730,000 5,127
Odeon Finco, 12.75%, 11/1/27 (USD) (1) 2,570,000 2,686
Pinewood Finco, 3.625%, 11/15/27 (1) 1,075,000 1,403
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 803
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  3,245,000 4,006
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 949
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,276
RAC Bond, 5.25%, 11/4/27  1,015,000 1,367
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,707
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,472
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 969
Zegona Finance, 6.75%, 7/15/29 (EUR) (1) 1,350,000 1,689

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Zegona Finance, 6.75%, 7/15/29 (EUR)  750,000 938
Total United Kingdom (Cost $65,056) 67,994
UNITED STATES 48.6%
Bank Loans 8.4% (6)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.327%,
10/31/31  3,648,964 3,502
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.318%, 1/4/29  1,454,040 1,467
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.177%,
12/10/29  2,133,350 2,133
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.827%, 2/14/31  3,146,453 3,154
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/31/28  785,424 749
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/20/29  3,792,352 3,511
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.571%,
12/18/30 (7) 1,959,213 1,960
Celsius Holdings, FRN, 3M TSFR + 3.25%, 7.548%, 4/1/32  2,270,000 2,281
Chobani, FRN, 1M TSFR + 2.50%, 6.827%, 10/25/27  639,968 641
Clarios Global, FRN, 1M TSFR + 2.75%, 7.077%, 1/28/32  1,835,000 1,836
CMG Media, FRN, 3M TSFR + 3.50%, 7.896%, 6/18/29  1,120,101 1,083
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.824%, 9/28/28 (7) 4,029,772 3,931
CRC Insurance Group, FRN, 3M TSFR + 2.75%, 7.046%,
5/6/31  2,926,060 2,925
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 9.00%,
4/15/27  1,740,814 1,694
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.557%, 5/21/29  3,942,726 3,948
Kaseya, FRN, 1M TSFR + 5.00%, 9.327%, 3/20/33 (7) 3,090,000 3,091
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.577%, 7/29/29  4,926,491 4,922
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.327%,
7/2/31  816,750 815
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.577%,
7/2/32  3,690,000 3,685
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.283%,
9/15/28  640,813 642
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.296%, 5/9/33  2,841,427 2,820
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.941%, 12/17/27  730,270 716
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.941%, 12/17/27  855,015 839
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.441%, 6/20/28  3,451,398 3,257
55,602

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.3%
Boeing, 6.00%, 10/15/27  23,666 1,609
1,609
Corporate Bonds 39.1%
1261229 BC, 10.00%, 4/15/32 (1) 4,770,000 4,812
Adient Global Holdings, 8.25%, 4/15/31 (1) 2,100,000 2,208
Aethon United BR, 7.50%, 10/1/29 (1) 1,936,000 2,026
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,410,000 1,389
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 826
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,230
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,945,000 3,383
AmeriGas Partners, 9.375%, 6/1/28 (1) 4,165,000 4,290
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1) 5,015,000 4,764
Aretec Group, 10.00%, 8/15/30 (1) 850,000 930
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 2,205,000 2,459
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,730,000 1,700
Builders FirstSource, 6.75%, 5/15/35 (1) 1,980,000 2,032
California Buyer, 5.625%, 2/15/32 (EUR) (1) 2,080,000 2,517
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(5) 4,027,480 4,768
CCO Holdings, 4.25%, 2/1/31 (1) 2,470,000 2,300
CCO Holdings, 4.25%, 1/15/34 (1) 4,405,000 3,904
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,293
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(5) 969,021 1,033
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,399
CHS, 6.125%, 4/1/30 (1) 1,210,000 895
CHS, 6.875%, 4/15/29 (1) 2,200,000 1,732
CHS, 10.875%, 1/15/32 (1) 1,475,000 1,560
Civitas Resources, 9.625%, 6/15/33 (1) 3,215,000 3,291
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 990,000 978
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 900,000 828
Cloud Software Group, 6.50%, 3/31/29 (1) 858,000 862
CMG Media, 8.875%, 6/18/29 (1) 2,650,000 2,491
Comstock Resources, 6.75%, 3/1/29 (1) 3,420,000 3,407
Constellium, 3.125%, 7/15/29 (EUR)  995,000 1,125
Constellium, 5.375%, 8/15/32 (EUR) (1) 1,435,000 1,708
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,445,000 2,338
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,286
CSC Holdings, 5.50%, 4/15/27 (1) 1,790,000 1,707
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 558
CSC Holdings, 7.50%, 4/1/28 (1) 1,350,000 1,004

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 764
CSC Holdings, 11.75%, 1/31/29 (1) 1,230,000 1,159
CVR Partners, 6.125%, 6/15/28 (1) 4,115,000 4,115
CVS Health, VR, 6.75%, 12/10/54 (3) 4,555,000 4,538
CVS Health, VR, 7.00%, 3/10/55 (3) 1,550,000 1,586
DISH DBS, 5.75%, 12/1/28 (1) 3,388,000 2,922
DISH Network, 11.75%, 11/15/27 (1) 995,000 1,025
EchoStar, 10.75%, 11/30/29  1,160,000 1,195
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 2,085,000 2,111
Global Net Lease, 3.75%, 12/15/27 (1) 2,470,000 2,365
Global Net Lease, 4.50%, 9/30/28 (1) 1,280,000 1,238
Graphic Packaging International, 3.75%, 2/1/30 (1) 2,945,000 2,754
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,958
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,392
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 273
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,088
Hilcorp Energy I, 6.875%, 5/15/34 (1) 2,440,000 2,330
Jane Street Group, 6.125%, 11/1/32 (1) 3,490,000 3,507
Jane Street Group, 7.125%, 4/30/31 (1) 2,320,000 2,439
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,402,000 1,615
Level 3 Financing, 4.875%, 6/15/29 (1) 1,395,000 1,301
Level 3 Financing, 6.875%, 6/30/33 (1) 2,550,000 2,595
Level 3 Financing, 10.75%, 12/15/30 (1) 1,423,684 1,614
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,305
LifePoint Health, 8.375%, 2/15/32 (1) 1,160,000 1,237
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,503
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 553
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,532
Madison IAQ, 5.875%, 6/30/29 (1) 1,135,000 1,115
McAfee, 7.375%, 2/15/30 (1) 4,845,000 4,572
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,775,000 4,417
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,380,000 2,514
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 979
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,421
MPT Operating Partnership, 7.00%, 2/15/32 (EUR) (1) 1,190,000 1,432
MPT Operating Partnership, 8.50%, 2/15/32 (1) 1,015,000 1,056
Navient, 5.625%, 8/1/33  3,390,000 3,085
Navient, 7.875%, 6/15/32  635,000 659
Navient, 9.375%, 7/25/30  2,715,000 2,993
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 5,275,000 5,104
New Albertsons, 7.45%, 8/1/29  4,000 4
Newell Brands, 6.625%, 9/15/29  2,271,000 2,237
Newell Brands, 8.50%, 6/1/28 (1) 2,414,000 2,538

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 853
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,055,000 3,051
Nissan Motor Acceptance, 7.05%, 9/15/28 (1) 890,000 909
NRG Energy, VR, 10.25% (1)(3)(4) 2,950,000 3,260
OneMain Finance, 6.75%, 3/15/32  1,560,000 1,589
OneMain Finance, 7.125%, 11/15/31  1,680,000 1,739
OneMain Finance, 7.875%, 3/15/30  575,000 610
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 235
Organon, 5.125%, 4/30/31 (1) 4,690,000 4,069
PetSmart, 4.75%, 2/15/28 (1) 1,000,000 974
PG&E, VR, 7.375%, 3/15/55 (3) 1,837,000 1,745
Quikrete Holdings, 6.75%, 3/1/33 (1) 795,000 820
Rivian Holdings, 10.00%, 1/15/31 (1) 3,190,000 3,134
Rocket, 6.375%, 8/1/33 (1) 2,515,000 2,568
Scripps Escrow II, 3.875%, 1/15/29 (1) 3,940,000 3,443
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,812
Service Properties Trust, 4.75%, 10/1/26  1,253,000 1,233
Service Properties Trust, 5.50%, 12/15/27  1,865,000 1,846
Service Properties Trust, 8.875%, 6/15/32  2,445,000 2,506
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 1,560,000 1,899
Shift4 Payments, 5.50%, 5/15/33 (EUR)  1,750,000 2,131
Stagwell Global, 5.625%, 8/15/29 (1) 4,350,000 4,154
Sunoco, 6.25%, 7/1/33 (1) 1,265,000 1,281
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,658
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,109
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 1,785,000 1,738
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 806
Transocean, 8.50%, 5/15/31 (1) 2,390,000 2,127
Transocean Aquila, 8.00%, 9/30/28 (1) 1,716,385 1,734
TreeHouse Foods, 4.00%, 9/1/28  3,525,000 3,195
Trident TPI Holdings, 12.75%, 12/31/28 (1) 1,550,000 1,643
Univision Communications, 7.375%, 6/30/30 (1) 3,650,000 3,568
Univision Communications, 8.50%, 7/31/31 (1) 545,000 545
UWM Holdings, 6.625%, 2/1/30 (1) 4,455,000 4,444
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 465
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 573
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 441
Venture Global LNG, 9.875%, 2/1/32 (1) 455,000 491
Venture Global LNG, VR, 9.00% (1)(3)(4) 4,285,000 4,156
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 1,120,000 1,120
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 3,060,000 3,060
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 900,000 961
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 1,475,000 1,593

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vistra, VR, 8.00% (1)(3)(4) 845,000 865
Vistra, Series C, VR, 8.875% (1)(3)(4) 4,030,000 4,362
WR Grace Holdings, 4.875%, 6/15/27 (1) 980,000 969
WR Grace Holdings, 5.625%, 8/15/29 (1) 3,275,000 2,960
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1) 3,040,000 3,116
258,733
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 5,590,418 3,438
3,438
Preferred Stocks 0.3%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (2)(9)(10) 2,085 2,089
2,089
Total United States (Cost $317,386) 321,471
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 4.37% (11)(12) 26,619,904 26,620
Total Short-Term Investments (Cost $26,620) 26,620
Total Investments in Securities
101.8% of Net Assets
(Cost $657,364) $ 673,747
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $416,528 and represents 62.9% of net assets.
(2) Non-income producing
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) All or a portion of this loan is unsettled as of June 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,089 and represents 0.3% of net assets.
(10) See Note 2. Level 3 in fair value hierarchy.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/2/25 GBP 26,356 USD 36,100 $ 78
Bank of America 8/4/25 USD 36,105 GBP 26,356 (79)
Citibank 7/2/25 EUR 531 USD 605 20
Deutsche Bank 7/2/25 EUR 570 USD 657 14
Deutsche Bank 7/2/25 USD 35,514 GBP 26,356 (664)
Deutsche Bank 8/4/25 USD 723 EUR 615 (3)
JPMorgan Chase 7/2/25 EUR 1,699 USD 1,958 44
JPMorgan Chase 8/4/25 USD 2,135 EUR 1,822 (16)
RBC Dominion
Securities 7/2/25 EUR 112,931 USD 132,565 482
RBC Dominion
Securities 7/2/25 USD 128,912 EUR 113,343 (4,620)
RBC Dominion
Securities 8/4/25 USD 132,853 EUR 112,931 (498)
UBS Investment Bank 7/2/25 EUR 775 USD 887 26
Wells Fargo 7/2/25 USD 3,585 EUR 3,163 (141)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5,357)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ —# $ — $ 510+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 17,124  ¤  ¤ $ 26,620^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $510 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,620.

T. ROWE PRICE Global High Income Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $657,364) $ 673,747
Interest and dividends receivable 9,960
Restricted cash pledged for bilateral derivatives 4,370
Foreign currency (cost $3,425) 3,450
Cash 3,230
Receivable for shares sold 2,000
Receivable for investment securities sold 1,811
Unrealized gain on forward currency exchange contracts 664
Other assets 63
Total assets 699,295
Liabilities
Payable for investment securities purchased 30,126
Unrealized loss on forward currency exchange contracts 6,021
Payable for shares redeemed 793
Investment management fees payable 295
Due to affiliates 12
Payable to directors 1
Other liabilities 212
Total liabilities 37,460
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 661,835

T. ROWE PRICE Global High Income Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (36,726)
Paid-in capital applicable to 75,789,061 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 698,561
NET ASSETS $ 661,835
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $145,632; Shares outstanding: 16,666,050) $ 8.74
Advisor Class
(Net assets: $149; Shares outstanding: 16,997) $ 8.75
I Class
(Net assets: $516,054; Shares outstanding: 59,106,014) $ 8.73

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest $ 21,761
Dividend 576
Total income 22,337
Expenses
Investment management 1,702
Shareholder servicing
Investor Class $ 129
Advisor Class 1
I Class 13 143
Prospectus and shareholder reports
Investor Class 3
I Class 4 7
Custody and accounting 121
Registration 35
Legal and audit 24
Directors 1
Miscellaneous 10
Waived / paid by Price Associates (90)
Total expenses 1,953
Net investment income 20,384

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (247)
Forward currency exchange contracts (9,812)
Foreign currency transactions (15)
Net realized loss (10,074)
Change in net unrealized gain / loss
Securities 26,908
Forward currency exchange contracts (8,568)
Other assets and liabilities denominated in foreign currencies 165
Change in net unrealized gain / loss 18,505
Net realized and unrealized gain / loss 8,431
INCREASE IN NET ASSETS FROM OPERATIONS $ 28,815

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,384 $ 28,348
Net realized gain (loss) (10,074) 503
Change in net unrealized gain / loss 18,505 3,644
Increase in net assets from operations 28,815 32,495
Distributions to shareholders
Net earnings
Investor Class (4,214) (7,027)
Advisor Class (5) (19)
I Class (16,127) (21,242)
Decrease in net assets from distributions (20,346) (28,288)
Capital share transactions
*
Shares sold
Investor Class 35,934 87,279
Advisor Class 39 1
I Class 63,262 241,121
Distributions reinvested
Investor Class 4,045 6,718
Advisor Class 5 19
I Class 15,216 19,591
Shares redeemed
Investor Class (21,248) (28,691)
Advisor Class (171) (72)
I Class (23,571) (51,353)
Increase in net assets from capital share
transactions 73,511 274,613

T. ROWE PRICE Global High Income Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 81,980 278,820
Beginning of period 579,855 301,035
End of period $ 661,835 $ 579,855
*Share information (000s)
Shares sold
Investor Class 4,187 10,243
Advisor Class 4 –
(1)
I Class 7,304 27,887
Distributions reinvested
Investor Class 468 785
Advisor Class 1 2
I Class 1,763 2,290
Shares redeemed
Investor Class (2,485) (3,366)
Advisor Class (20) (8)
I Class (2,760) (5,998)
Increase in shares outstanding 8,462 31,835
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Global High Income Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High
Income Bond Fund (Investor Class), the Global High Income Bond Fund–
Advisor Class (Advisor Class) and the Global High Income Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Global High Income Bond Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global High Income Bond Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global High Income Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global High Income Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment
and
may
include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Global High Income Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 642,699 $ — $ 642,699
Common Stocks 730 — — 730
Convertible Preferred Stocks 1,609 — — 1,609
Preferred Stocks — — 2,089 2,089
Short-Term Investments 26,620 — — 26,620
Total Securities 28,959 642,699 2,089 673,747
Forward Currency Exchange
Contracts — 664 — 664
Total $ 28,959 $ 643,363 $ 2,089 $ 674,411
Liabilities
Forward Currency Exchange
Contracts $ — $ 6,021 $ — $ 6,021
Total $ — $ 6,021 $ — $ 6,021
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 664
Total $ 664
Liabilities
Foreign exchange derivatives Forwards $ 6,021
Total $ 6,021

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ (9,812)
Total $ (9,812)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (8,568)
Total $ (8,568)

T. ROWE PRICE Global High Income Bond Fund

percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE Global High Income Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 78 $ (79) $ (1) $ — $ —
Citibank 20 — 20 — 20
Deutsche Bank 14 (667) (653) 670 17
JPMorgan Chase 44 (16) 28 — 28
RBC Dominion
Securities 482 (5,118) (4,636) 3,700 —
UBS Investment
Bank 26 — 26 — 26
Wells Fargo — (141) (141) — —
Total $ 664 $ (6,021)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Global High Income Bond Fund

counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 24% and 28% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and

T. ROWE PRICE Global High Income Bond Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is

T. ROWE PRICE Global High Income Bond Fund

at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $241,654,000 and
$184,675,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$41,915,000 of available capital loss carryforwards.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $657,386,000. Net unrealized gain aggregated
$11,143,000 at period-end, of which $22,834,000 related to appreciated investments and $11,691,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management

T. ROWE PRICE Global High Income Bond Fund

fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global High Income Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $764,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for
Price Associates and $60,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(45) $(1) $(44)

T. ROWE PRICE Global High Income Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Global High Income Bond Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global High Income Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into an investment subadvisory agreement (TRPHK
Subadvisory Contract) with T. Rowe Price Hong Kong Limited (TRPHK) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by TRPHK and the Adviser was not seeking continuation of the TRPHK
Subadvisory Contract. As a result, the Board approved terminating the TRPHK
Subadvisory Contract with respect to the fund at the end of its term on April 30,
2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

T. ROWE PRICE Global High Income Bond Fund

Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Global High Income Bond Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.

T. ROWE PRICE Global High Income Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), second quintile (Expense Universe), and first quintile (Advisor Class Expense
Group), and the fund’s total expenses ranked in the third quintile (Investor Class
Expense Group), fourth quintile (Expense Universe), and first quintile (Advisor
Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across

T. ROWE PRICE Global High Income Bond Fund

regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F36-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025